Warrants - Predecessor	12 Months Ended
Dec. 31, 2016
Warrants - Predecessor [Abstract]
Warrants - Predecessor

14.     Warrants — Predecessor

In conjunction with a private placement in October 2010 (the “2010 Private Placement”), the Company issued warrants to Ladenburg, the placement agent for the 2010 Private Placement. The warrants entitled Ladenburg to purchase up to a total of 1,044,584 shares of Common Stock for $0.25 per share. The warrants expire October 28, 2015. The warrants are exercisable, at the option of the holder, at any time prior to their expiration. The fair value of warrants issued to placement agents was calculated utilizing the lattice method. The warrants issued to Ladenburg contain provisions that make them redeemable for cash by the holder of the warrant under certain circumstances that are not within the control of the Company. Accordingly, the fair market value of the warrants as of the date of issuance has been classified as liabilities. The fair value of the 2010 Private Placement warrants as of December 31, 2015 was $0. In connection with the Plan these warrants were cancelled.

In conjunction with a private placement in 2012 (the “2012 Private Placement”), the Company issued warrants to Ladenburg in March 2012. The warrants entitle Ladenburg to purchase up to a total of 86,323 shares of common stock for $0.35 per share and expire March 27, 2017. The Company also issued warrants to Ladenburg in May 2012 in connection with the additional 702,872 shares of common stock issued in the 2012 Private Placement. These warrants entitled Ladenburg to purchase 29,700 shares of common stock at $0.35 per share and expire May 22, 2017. These warrants are exercisable, at the option of the holder, at any time prior to their expiration. The fair value of warrants issued to placement agents were calculated utilizing the lattice method. The warrants issued to Ladenburg contain provisions that make them redeemable for cash by the holder of the warrant under certain circumstances that are not within the control of the Company. Accordingly, the fair market value of the warrants as of the date of issuance has been classified as liabilities. The fair value of the 2012 Private Placements warrants as of December 31, 2015 was $0. In connection with the Plan these warrants were cancelled.

As part of the issuance of convertible debentures to Hillair as disclosed in Note 8, the Company issued warrants to Hillair. The warrants entitled Hillair to purchase up to 2,604,651 shares of Common Stock for $0.4488, subject to adjustments upon certain events. The warrants may be exercised at any time on or after June 27, 2013 and expire on June 27, 2018. The fair value of warrants issued to Hillair was calculated utilizing the lattice method. The warrants issued to Hillair contain provisions that make them redeemable for cash by the holder of the warrant under certain circumstances that are not within the control of the Company. Accordingly, the fair market value of the warrants as of the date of issuance has been classified as liabilities and has been included as a debt discount of the convertible debentures described in Note 8. The fair value of the Hillair warrants as of December 31, 2015 was $0. In connection with the Plan these warrants were cancelled.

In connection, with the issuance of convertible debentures to Hillair, the Company issued warrants to Merriman. The warrants entitled Merriman to purchase up to 52,093 shares of Common Stock for $0.4488 and 52,093 shares of Common Stock at $0.43 per share. The fair market value of the warrants as of the date of issuance has been classified as equity and is recorded in deferred loan costs on the accompanying consolidated balance sheets. The fair value of the Merriman warrants as of the date of issuance was $8,166. In connection with the Plan these warrants were cancelled.

As part of the issuance of convertible debentures to Next View and Another Investor as disclosed in Note 8, the Company issued warrants to Next View and Another Investor. The warrants entitled Next View and Another Investor to purchase up to 651,163 and 260,465, respectively, shares of Common Stock for $0.4488 per share, subject to adjustments upon certain events. As of December 31, 2013, the exercise price of these warrants was adjusted to $0.23. The warrants issued to Next View and Another Investor contain substantially all of the same terms as the warrants issued to Hillair. The fair market value of the warrants as of the date of issuance was classified as liabilities and has been included as a debt discount of the convertible debentures described in Note 8. The fair value of the Next View and Another Investor warrants as of December 31, 2015 was $0. In connection with the Plan these warrants were cancelled.

In connection, with the issuance of convertible debentures to Next View and Another Investor, the Company issued warrants to Merriman. The warrants entitled Merriman to purchase up to 18,233 shares of Common Stock for $0.4488 per share and 18,233 shares of Common Stock at $0.43 per share. The fair market value of the warrants as of the date of issuance has been classified as equity and is recorded in deferred loan costs on the accompanying consolidated balance sheets. The fair value of the Merriman warrants as of the date of issuance was $2,858. In connection with the Plan these warrants were cancelled.

As part of the issuance of the April 2013 Debentures to Casano and Masterson as disclosed in Note 8, the Company issued the April 2013 Warrants to Casano and Masterson. The April 2013 Warrants originally entitled Casano and Masterson to purchase up to 1,041,861 and 260,465, respectively, shares of Common Stock for $0.4488 per share, subject to adjustments upon certain events. The April 2013 Warrants issued to Casano and Masterson contain substantially all of the same terms as the 2012 Hillair Warrants. As a result of the transactions consummated pursuant to the Exchange Agreement and the 2014 SPA as disclosed in Note 8, the number of shares of Common Stock Casano and Masterson are entitled to purchase has increased to 1,792,000 and 448,000, respectively and can be purchased for $0.25 per share. The fair value of the April 2013 Warrants as of the date of issuance has been classified as liabilities and has been included as a debt discount of the April 2013 Debentures described in Note 8. The fair value of the April 2013 Warrants issued to Casano and Masterson as of December 31, 2015 was $0. In connection with the Plan these warrants were cancelled.

Pursuant to the Exchange Agreement disclosed in Note 8, the Company issued 2014 Exchange Warrants to Hillair, Casano and Masterson. The 2014 Exchange Warrants entitle Hillair, Casano and Masterson to purchase up to 5,107,200, 2,042,880, and 510,720, respectively, shares of Common Stock at $0.275 per share, subject to adjustments upon certain events. The 2014 Exchange Warrants may be exercised at any time after April 10, 2014 and expire on April 10, 2019. The fair value of the 2014 Exchange Warrants issued to Hillair, Casano and Masterson was calculated utilizing the lattice method. The 2014 Exchange Warrants contain provisions that make them redeemable for cash by the holder of the warrant under certain circumstances that are not within the control of the Company. Accordingly, the fair value of the 2014 Exchange Warrants as of the date of issuance has been classified as liabilities and has been included in the loss on extinguishment of debt on the accompanying condensed consolidated statements of operations. The fair value of these warrants as of December 31, 2015 was $0. In connection with the Plan these warrants were cancelled.

As part of the issuance of the 2014 New Debentures as disclosed in Note 8, the Company issued warrants to purchase up to 8,322,000 shares of Common Stock at $0.275 per share (the “2014 New Warrants”), subject to adjustments upon certain events. The 2014 New Warrants contain substantially all of the same terms as the 2014 Exchange Warrants. The fair value of the 2014 New Warrants as of the date of issuance has been classified as liabilities and has been included as a debt discount of the 2014 New Debentures described in Note 8. The fair value of the 2014 New Warrants as of December 31, 2015 was $0. In connection with the Plan these warrants were cancelled.

A summary of warrant activity and changes during the years ended December 31, 2016 and 2015 are presented below:

	Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Terms (in years)	Aggregate Intrinsic Value
Outstanding – December 31, 2015 (Predecessor)	25,572,059	$0.27	3.89	—
Issued	—	—
Anti-Dilutive Adjustment	—	—
Exercised	—	—
Cancelled	(25,572,059)	0.27
Forfeited	—	—
Outstanding – December 31, 2016 (Successor)	—	$—	—	$—

Exercisable – December 31, 2016 (Successor)	—	$—	—	$—

The change in fair value of the warrants of $536,671 is included in the accompanying consolidated statement of operations for the years ended December 31, 2015.